GOODWILL AND OTHER INTANGIBLES GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill for the years ended December 31, 2015, 2014 and 2013 is summarized as follows:

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Balance at beginning of year	$11,711	$11,213	$3,451
Acquisition of Newport	—	498	7,762
Balance at end of year	$11,711	$11,711	$11,213

Schedule of Finite-Lived Intangible Assets
ore deposit intangible is summarized as follows:

	Years Ended December 31,
	2015	2014
	(In Thousands)
Balance at beginning of year	$6,986	$8,353
Purchase fair value adjustment	—	(754)
Amortization	(601)	(613)
Balance at end of year	$6,385	$6,986